Goodwill And Acquired Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended			60 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011	Jul. 03, 2017	Jul. 01, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Accumulated Impairment	$ 255	$ 3,444
Amortization of intangible assets	766	2,964	$ 2,534
Goodwill	17,489	58,331
Goodwill impairment	$ 15,715	$ 625
FCI, Centronix and BTL
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during period				$ 66,300
Shannon Systems
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill						$ 33,204
Bigtera
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill					$ 625